PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Foreign exchange gain/(loss), net	¥ 15,697	$ 2,276	¥ 1,300	¥ 919
Foreign currency translation adjustments	¥ 78,777	11,422	(25,116)	(79,411)
Foreign Currency Exchange Rate	6,897.2000
Inventories Written Down	¥ 4,792	$ 695	25,696	40,609
Employee benefit expenses	228,685		273,773	403,031
Unrecognized uncertain tax positions	0		0
Appropriated To Statutory Reserve	2,059		1,395	6,467
Factoring receivables	¥ 80,484		115,924
General Reserve Fund [Member]
Description Of Appropriations And Other Compliances Regarding Maintenance Of Statutory Reserves	The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.	The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.
Statutory Surplus Fund [Member]
Description Of Appropriations And Other Compliances Regarding Maintenance Of Statutory Reserves	The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company.	The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company.
Membership program revenue
Revenue, Remaining Performance Obligation	¥ 2,596		4,402
Sales of merchandise
Revenue, Remaining Performance Obligation	18,106		99,213
Referral Incentives [Member]
Contract with customer, liability, revenue recognized	¥ 48,709		¥ 0	¥ 0